Right of Use Assets and Obligation for Lease Contracts	12 Months Ended
Dec. 31, 2023
Right of Use Assets and Obligation for Lease Contracts [Abstract]
RIGHT OF USE ASSETS AND OBLIGATION FOR LEASE CONTRACTS

NOTE 12 - RIGHT OF USE ASSETS AND OBLIGATION FOR LEASE CONTRACTS

The composition of the right of use assets as of December 31, 2023 and 2022 is as follows:

		As of December 31, 2023
2023	Opening balances as of January 1, 2023	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Land and building	133,795	215,411	(114,962)	100,449
Other	-	-	-	-
Total	133,795	215,411	(114,962)	100,449

		As of December 31, 2022
2022	Opening balances as of January 1, 2022	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Land and building	137,879	231,603	(97,808)	133,795
Other	-	-	-	-
Total	137,879	231,603	(97,808)	133,795

The movement of the right of use assets under lease during the 2023 and 2022 period, is as follows:

i.	Gross balance

2023	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2023	231,603	-	231,603
Additions	11,720	-	11,720
Disposals	(27,912)	-	(27,912)
Impairment	-	-	-
Other	-	-	-
Balances as of December 31, 2023	215,411	-	215,411

2022	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2022	212,446	-	212,446
Additions	31,207	-	31,207
Disposals	(12,050)	-	(12,050)
Impairment	-	-	-
Other	-		-
Balances as of December 31, 2022	231,603	-	231,603

ii.	Accumulated amortisation

2023	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2023	(97,808)	-	(97,808)
Amortisation for the period	(31,314)	-	(31,314)
Sales and disposals during the period	14,160	-	14,160
Transfers	-	-	-
Others	-	-	-
Balances as of December 31, 2023	(114,962)	-	(114,962)

2022	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2022	(74,567)	-	(74,567)
Amortisation for the period	(31,319)	-	(31,319)
Sales and disposals during the period	8,078	-	8,078
Transfers	-	-	-
Others	-	-	-
Balances as of December 31, 2022	(97,808)	-	(97,808)

a.	Lease liability

As of December 31, 2023 and 2022, the composition of lease liability balances are composed as follows:

	As of December 31,
	2023	2022
	MCh$	MCh$
Lease liability	104,516	137,089
Total	104,516	137,089

b.	Expenses associated with assets for the right of use leased assets and lease liability

	As of December 31,
	2023	2022
	MCh$	MCh$
Depreciation	31,314	31,319
Interests	3,601	2,862
Short term lease	9,712	5,503
Total	44,627	39,684

c.	As of December 31, 2023 and 2022, the maturity level of the lease liability, according to their contractual maturity is as follows:

	As of December 31,
	2023	2022
	MCh$	MCh$
Due within 1 year	20,716	25,902
Due after 1 year but within 2 years	19,696	24,862
Due after 2 years but within 3 years	17,750	22,093
Due after 3 years but within 4 years	12,949	19,565
Due after 4 years but within 5 years	9,964	13,220
Due after 5 years	23,441	31,447
Total	104,516	137,089

d.	Operational leases – lessor

As of December 31, 2023 and 2022, the future minimum lease cash inflows under non-cancellable operating leases are as follows:

	As of December 31,
	2023	2022
	MCh$	MCh$
Due within 1 year	1,012	1,090
Due after 1 year but within 2 years	1,874	1,805
Due after 2 years but within 3 years	787	582
Due after 3 years but within 4 years	736	475
Due after 4 years but within 5 years	522	470
Due after 5 years	852	1,194
Total	5,783	5,616

e.	As of December 31, 2023 and 2022, the Bank has no financial leases which cannot be unilaterally rescinded.

f.	The Bank has no restriction on property, plant and equipment as of December 31, 2023 and 2022. Additionally, the property, plant and equipment have not been provided as guarantees of financial liabilities. The Bank has no debt in connection with property, plant and equipment.